Leases	3 Months Ended
Mar. 31, 2021
Leases [Abstract]
Leases	LeasesDuring the first quarter of 2021, the Company entered into a new lease agreement with a ten-year term commencing in January 2021 for space in the iHub building on the Imperial University college campus in White City, West London. The primary function of the new facility, which consists of approximately 1,100 square meters, will be R&D. Pursuant to the terms of the agreement, the aggregate minimum lease payments for the first five years are fixed at which point the parties agree to perform an open market review, subject to a minimum and maximum rent escalation of 2% and 4%, respectively. Alternatively, the Company has the contractual right to exit the lease upon the fifth anniversary of lease commencement. In accounting for its Right-of-use asset and Lease liability, the Company concluded it was reasonably certain that it would occupy the space for the full ten-year term.

(in KUSD)
Right-of-Use Assets	Properties (Offices)	Vehicles	Total
Cost
January 1, 2020	5,887	78	5,965
Exchange difference	(97)	—	(97)
March 31, 2020	5,790	78	5,868

January 1, 2021	5,324	78	5,402
Additions	5,345	56	5,401
Exchange difference	9	—	9
March 31, 2021	10,678	134	10,812

Accumulated depreciation
January 1, 2020	(1,067)	—	(1,067)
Depreciation charge	(280)	(6)	(286)
Exchange difference	21	—	21
March 31, 2020	(1,326)	(6)	(1,332)

January 1, 2021	(2,253)	(20)	(2,273)
Depreciation charge	(374)	(5)	(379)
Exchange difference	(8)	—	(8)
March 31, 2021	(2,635)	(25)	(2,660)

Net book amount
March 31, 2020	4,464	72	4,536
March 31, 2021	8,043	109	8,152

Depreciation of right-of-use assets have been charged to the following categories in the condensed consolidated statement of operations:

	Three months ended March 31,
(in KUSD)	2021	2020
R&D expenses	324	227
G&A expenses	55	59
	379	286

(in KUSD)
Lease liabilities	Properties (Offices)	Vehicles	Total
January 1, 2020	4,953	78	5,031
Cash outflow (including interest)	(304)	(5)	(309)
Interest	30	1	31
Exchange difference	(66)	—	(66)
March 31, 2020	4,613	74	4,687

January 1, 2021	3,402	65	3,467
Additions	5,345	56	5,401
Cash outflow (including interest)	(313)	(5)	(318)
Interest	18	—	18
Exchange difference	(133)	(3)	(136)
March 31, 2021	8,319	113	8,432

March 31, 2020
Lease liabilities (short-term)	1,103	19	1,122
Lease liabilities (long-term)	3,510	55	3,565
Total lease liabilities	4,613	74	4,687

March 31, 2021
Lease liabilities (short-term)	799	34	833
Lease liabilities (long-term)	7,520	79	7,599
Total lease liabilities	8,319	113	8,432